Subsequent Events	6 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
Note 8—Subsequent Events
Management has evaluated subsequent events to determine if events or transactions occurring through March 2, 2021, the date the financial statements were issued, require potential adjustment to or disclosure in the financial statements and has concluded that, other than as described below, all such events that would require recognition or disclosure have been recognized or disclosed.

Proposed Joby Business Combination
On February 23, 2021, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Joby Aero, Inc., a Delaware corporation (“Joby”), and RTP Merger Sub Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”). The Merger Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Merger Agreement, the “Joby Business Combination”): (i) at the closing of the transactions contemplated by the Merger Agreement (the “Closing”), upon the terms and subject to the conditions of the Merger Agreement, in accordance with the General Corporation Law of the State of Delaware, as amended (“DGCL”), Merger Sub will merge with and into Joby, the separate corporate existence of Merger Sub will cease and Joby will be the surviving corporation and a wholly owned subsidiary of the Company (the “Merger”); (ii) as a result of the Merger, among other things, all outstanding shares of capital stock of Joby (excluding the capital stock of Joby issued pursuant to the Note Conversion (as defined in the Merger Agreement)) will be canceled in exchange for the right to receive, in the aggregate, a number of shares of RTP Common Stock (as defined below) equal to the quotient obtained by dividing (x) $5,000,000,000 by (y) $10.00; (iii) as a result of the Merger, among other things, an additional 7,500,000 shares of RTP Common Stock will be issued to the holder of the Uber Note (as defined in the Merger Agreement) with respect to the outstanding principal amount pursuant to the Note Conversion and the Merger; and (iv) upon the effective time of the Domestication (as defined below), the Company will immediately be renamed “Joby Aviation, Inc.”
Prior to the Closing, subject to the approval of the Company’s shareholders, and in accordance with the DGCL, Cayman Islands Companies Act (as revised) (the “CICA”) and the Company’s amended and restated memorandum and articles of association, the Company will effect a deregistration under the CICA and a domestication under Section 388 of the DGCL (by means of filing a certificate of domestication with the Secretary of State of Delaware), pursuant to which the Company’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware (the “Domestication”).
In connection with the Domestication, (i) each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of the Company, will convert automatically, on a one-for-one
basis, into a share of common stock, par value $0.0001, of the Company (after its Domestication) (the “RTP Common Stock”), (ii) each of the then issued and outstanding Class B ordinary shares, par value $0.0001 per share, of the Company, will convert automatically, on a one-for-one
basis, into a share of RTP Common Stock, (iii) each then issued and outstanding warrant of the Company will convert automatically into a warrant to acquire one share of RTP Common Stock (“Domesticated RTP Warrant”), and (iv) each then issued and outstanding unit of the Company (the “Cayman RTP Units”) will convert automatically into a share of RTP Common Stock, on a one-for-one
basis, and
one-fourth
of one Domesticated RTP Warrant.
On February 23, 2021, concurrently with the execution of the Merger Agreement, the Company entered into subscription agreements with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 83.5 million shares of RTP Common Stock for an aggregate purchase price equal to $835 million (the “PIPE Investment”), $115 million of which is expected to be funded in the aggregate by Reinvent Technology SPV I LLC and Reinvent Capital Fund LP. The PIPE Investment will be consummated substantially concurrently with the Closing.
The consummation of the proposed Joby Business Combination is subject to certain conditions as further described in the Merger Agreement.